Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
29.	FAIR VALUE MEASUREMENTS

The Group applies ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 805, the Group remeasured a contingent business acquisition consideration at fair value as at December 31, 2011, on recurring basis using significant unobservable inputs (Level 3) which was valued using the income approach based on benchmarking lending interest rate at 6.66%. The contingent business acquisition consideration was settled against the account receivable of RMB10,566 during the year ended December 31, 2012 in connection with a netting agreement entered into with the previous shareholder of a wholly owned subsidiary. The gain from the netting arrangement of RMB1,433 is recorded as “Other operating income” in the statements of comprehensive income.

The following table presents a reconciliation of the contingent business acquisition consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2012 and 2013:

	For the Years Ended December 31,
	2012	2013	2013
	RMB	RMB	US$
Balance as of January 1,	11,999	—	—
Settlement through netting with receivables	(11,999)	—	—

Balance as of December 31,	—

There were no assets or liabilities subject to fair value measurement on a recurring or non-recurring basis as of December 31, 2012 and 2013.